Exempt Party-In-Interest Transactions - Additional Information (Details) - EBP 005 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment number of shares	1,908,481	2,023,852
EBP, investment acquired, excluding plan interest in master trust, cost	$ 115	$ 123
Employee benefit plan purchased	13
Employee benefit plan sold	21
Dividend income	$ 5